ACCOUNTS RECEIVABLE, NET - Allowance for doubtful accounts (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
ACCOUNTS RECEIVABLE, NET
Beginning balance	$ 123,621	$ 38,386	$ 0	$ 0
Provision for doubtful accounts	87,166	39,055	0
Foreign currency translation adjustments	(1,931)	(669)	0
Ending balance	$ 123,621	$ 38,386	$ 0